Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES INC
Prospectus Date	rr_ProspectusDate	Dec. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2015